RESTRICTED CASH (Narrative) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Restricted cash	$ 771,434	$ 359,172
Held as collateral for its corporate credit cards [Member]
Statement [Line Items]
Restricted cash	179,502	189,233
Held as a security deposit for the Companys Haiti exploration program [Member]
Statement [Line Items]
Restricted cash	0	65,706
Held by wholly-owned subsidiaries for ongoing option agreements [Member]
Statement [Line Items]
Restricted cash	$ 591,932	$ 104,233